Intangible Assets.net	12 Months Ended
Dec. 31, 2017
Intangible Assets.net
18	INTANGIBLE ASSETS, NET

The movement of intangible assets and that of their related accumulated amortization, as of December 31, 2015, 2016 and 2017, is as follows:

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Internally generated software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2015
Cost	202,144	102,835	561,183	86,233	32,231	281,722	3,623	13,288	14,257	1,297,516
Accumulated amortization and impairment	(21,995)	(217)	(269,504)	(43,243)	(26,462)	(150,392)	(3,623)	—	(3,337)	(518,773)

Net carrying amount	180,149	102,618	291,679	42,990	5,769	131,330	—	13,288	10,920	778,743

Net initial carrying amount	180,149	102,618	291,679	42,990	5,769	131,330	—	13,288	10,920	778,743
Additions	5,418	—	165,149	—	9,141	11,842	—	—	3,429	194,979
CAM Brazil Deconsolidation	—	—	—	—	(129)	—	—	—	—	(129)
Transfers from assets under construction (Note 17)	—	—	—	(68)	1,562	33,396	—	—	1,827	36,717
Transfers to accounts receivable	—	—	(2,278)	—	—	—	—	—	—	(2,278)
Transfers to pre-paid expenses	—	—	(10,923)	—	—	—	—	—	(3,684)	(14,607)
Reclassifications	—	—	—	—	188	(188)	—	—	(3)	(3)
Amortization	—	—	(18,436)	(14,697)	(4,601)	(42,117)	—	—	(825)	(80,676)
Discontinued operations	—	—	(7,247)	—	(1,432)	—	—	—	—	(8,679)
Translations adjustments	(15,335)	(6,084)	(51)	(4,031)	(280)	—	—	—	—	(25,781)

Net final carrying amount	184,808	96,534	417,893	24,194	10,218	122,421	—	13,288	11,664	878,286

At December 31, 2015
Cost	192,227	96,751	716,125	82,134	42,761	326,723	3,623	13,288	15,425	1,489,057
Accumulated amortization and impairment	(21,995)	(217)	(298,232)	(57,940)	(32,543)	(192,460)	(3,623)	—	(3,761)	(610,771)

Net carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Internally generated software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2016
Cost	192,227	96,751	716,125	82,134	42,761	326,723	3,623	13,288	15,425	1,489,057
Accumulated amortization and impairment	(21,995)	(217)	(298,232)	(57,940)	(32,543)	(192,460)	(3,623)	—	(3,761)	(610,771)

Net carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286

Net initial carrying amount	170,232	96,534	417,893	24,194	10,218	134,263	—	13,288	11,664	878,286
Additions	—	—	118,222	—	16,477	17,772	—	—	19,255	171,726
Acquisition of subsidiary – Adexus (Note 33 a)	930	9,088	6,090	12,822	—	—	—	—	4,203	33,133
Transfers from assets under construction (Note 17)	—	—	—	—	—	—	—	—	1,257	1,257
Reclasifications	—	—	5,258	—	345	—	—	—	(5,603)	—
Disposals – net cost	—	—	(1,395)	—	—	(2,395)	—	—	—	(3,790)
Amortization	—	—	(19,646)	(4,376)	(7,407)	(40,918)	—	—	(1,200)	(73,547)
Discontinued operations	—	—	(8,560)	—	(636)	—	—	—	—	(9,196)
Impairment loss	(38,680)	(15,628)	—	—	—	—	—	—	—	(54,308)
Translations adjustments	12,038	3,672	(102)	171	1,024	—	—	—	(78)	16,725

Net final carrying amount	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

At December 31, 2016
Cost	205,195	109,511	844,213	95,127	60,607	342,100	3,623	13,288	34,418	1,708,082
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	(3,623)	—	(4,920)	(747,796)

Net carrying amount	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

	Goodwill	Trade- marks	Concession rights	Contractual relations with clients	Internally generated software and development costs	Costs of development of wells	Development costs	Land use rights	Other assets	Total
At January 1, 2017
Cost	205,195	109,511	844,213	95,127	60,607	342,100	3,623	13,288	34,294	1,707,958
Accumulated amortization and impairment	(60,675)	(15,845)	(326,453)	(62,316)	(40,586)	(233,378)	(3,623)	—	(4,796)	(747,672)

Net cost	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286

Net initial cost	144,520	93,666	517,760	32,811	20,021	108,722	—	13,288	29,498	960,286
Additions	—	—	64,171	5,274	3,330	49,698	—	—	20,832	143,305
Deconsolidation GMD	(3,524)	—	(17,354)	—	(21)	—	—	—	(2,767)	(23,666)
Transfers from assets under construction (Note 17)	—	—	(11,217)	—	2,761	5,008	—	—	3,617	169
Derecognition – cost	—	—	(537)	—	(1,572)	—	—	—	(355)	(2,464)
Amortization	—	—	(24,609)	(4,189)	(8,091)	(46,695)	—	—	(2,973)	(86,557)
Impairment	(20,068)	(29,541)	—	—	—	—	—	—	—	(49,609)
Translations adjustments	(4,124)	975	13	369	1,196	—	—	—	177	(1,394)

Net final cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

At December 31, 2017
Cost	193,862	110,486	879,289	100,640	66,301	396,806	3,623	13,288	51,983	1,816,278
Accumulated amortization and impairment	(77,058)	(45,386)	(351,062)	(66,375)	(48,677)	(280,073)	(3,623)	—	(3,954)	(876,208)

Net cost	116,804	65,100	528,227	34,265	17,624	116,733	—	13,288	48,029	940,070

a)	Goodwill

Management reviews the results of its businesses based on the type of economic activity carried out.

At December 31 goodwill allocated to cash-generating units (CGU) are:

	2015	2016	2017
Engineering and construction	125,514	98,587	75,051
Electromechanical	20,737	20,737	20,737
Mining and construction services	13,366	13,366	13,366
IT equipment and services	4,172	5,102	6,720
Telecommunications services	6443	6,728	930

	170,232	144,520	116,804

As a result of the impairment testing on goodwill performed by Management on an annual basis, the recoverable amount of the related cash-generating unit is determined based on the higher of its value in use and fair value less cost of disposal. Value in use is determined based on the future cash flows expected to be generated by the assessed CGU.

As a result of these assessments an impairment was identified in 2016 and 2017 in two CGU’s, Vial y Vives—DSD, and Morelco S.A. and was accounted as of December 31st, 2016 and 2017, respectively. The loss to impairment was generated due to the decrease in the expected flows, as a result of the reduction of the contracts linked to the Backlog. The amount of the impairment it impacted the total amount of goodwill was S/20.1 in 2017(S/38.7 million in 2016).

Major assumptions used by the Group in determining the fair value less cost of disposal and the value in use were as follows:

	Engineering and construction	Electro- mechanical	Mining and construction	IT equipment and services	Telecommunication services
	%	%	%	%	%
2016
Gross margin	9.50% - 12.99%	11.10%	12.04%	15.00% - 23.19%	11.75%
Terminal growth rate	3.00% - 4.00%	2.00%	2.00%	2.00% - 3.00%	3.00%
Discount rate	9.66% - 12.72%	11.01%	11.71%	21.74%	10.02%
2017
Gross margin	9.50%	8.00%	—	20.83%	4.26%
Terminal growth rate	3.00%	2.00%	—	2.90%	3.00%
Discount rate	11.18%	11.48%	—	10.17%	4.02%

These assumptions have been used for the analysis of each CGU included in the operating economic activities for a period of 5 years.

Management determines the forecasted gross margins based on past results and market development expectations. Average growth rates are consistent with those prevailing in the industry. Discount rates used are pre-tax or post-tax as appropriate and reflect the specific risk related to the assessed CGUs.

b)	Trademarks

This item mainly comprises the trademarks acquired in the business combination processes with Vial y Vives S.A.C. (S/75.4 million) in August 2013; Morelco S.A.S. (S/33.33 million) in December 2014; and Adexus S.A. (S/9.1 million) in August 2016. Management determined that the brands obtained from Vial y Vives, Morelco and Adexus have indefinite lives; consequently, annual impairment tests are performed on these intangibles, as described in paragraph a) above.

As a result of these tests, at December 31, 2016 and 2017, the Vial y Vives—DSD trademark was partially impaired, the amount of the impairment was S/15.6 million and S/29.5 million, respectively. No provision for impairment was performed for Stracon GYM since the Company sold its shares (87.59%) for a total of US $76.8 million, generating a profit of S/41.9 million

Major assumptions used by the Group in determining the fair value less cost of disposal are as follows:

	Engineering and construction		IT Equipment Services
	Morelco	Vial y Vives - DSD	Adexus
	%	%	%
2016
Average revenue growth rate	14.39%	24.53%	12.60%
Terminal growth rate	3.00%	4.00%	3.00%
Discount rate	11.85%	9.87%	16.05%
2017
Average revenue growth rate	9.60%	25.00%	9.19%
Terminal growth rate	3.00%	4.00%	3.00%
Discount rate	11.18%	14.80%	16.63%

c)	Concessions

The intangibles of Norvial S.A. as of December 31, 2017, they mainly comprise:

i.) The EPC contract for S/78 million (S/86 million as of December 31, 2016), ii) the construction of the second section of the “Ancón-Huacho-Pativilca” highway, and the cost of financing capitalized at effective interest rates between 7.14% and 8.72% for S/331 million and S/26 million, respectively (S/297 million and S/23 million, respectively as of December 31, 2016 at interest rates between 7.14 % and 8.72%) iii) road improvement for S/17 million (S/18 million as of December 31, 2016), iv) implementation for road safety for S/4 million (S/3 million as of December 31, 2016 ), v) disbursements for the acquisition of properties for S/5 million (S/6 million as of December 31, 2016) and vi) Other intangible assets contracted for the process of delivery of the Concession for S/4 million (S/3 million as of December 31, 2016). During the year 2017, financing costs have been capitalized for S/26 million (S/22.5 million in 2016), see (Note 2.19).

d)	Costs of development of wells

Through one of its subsidiaries, the Group operates and extracts oil from two oil fields (Block I and Block V) located in the province of Talara in northern Peru. Both oil fields are operated under long-term service agreements by which the Group provides hydrocarbon extraction services to Perupetro.

On December 10, 2014 the Peruvian Government granted subsidiary GMP S.A. a right of exploiting for 30 years the oil blocks III and IV (owned by the Peruvian government-run entity- Perupetro) located in Talara, Piura, 230 wells and 330 wells respectively. The total investment expected to be made in both wells is estimated to be US$560 million; operations began in April 2015 in both blocks.

As part of the Group’s obligations under the relevant service agreements, certain costs will be incurred in preparing the wells in Blocks I, III, IV and V. These costs are capitalized as part of intangible assets at a carrying amount of S/99 million at December 31, 2017 (S/80 million at December 31, 2016).

All blocks are amortized on the basis of the useful lives of the wells (estimated to be 5 years for Blocks I and V and unit of production method for Blocks III and IV), which is less than the total effective period of the service agreement with Perupetro.

e)	Amortization of intangible assets

Amortization of intangibles is broken down in the income statement as follows:

	2015	2016	2017
Cost of sales and services (Note 27)	74,187	66,862	74,515
Administrative expenses (Note 27)	6,489	6,685	8,227

	80,676	73,547	82,742